Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 31,062	$ 38,729	$ 6,463
Deferred	9,915	30,260	15,998
Total income tax expense	$ 40,977	$ 68,989	$ 22,461